Financial Instruments - Schedule of Financial Instruments (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivative warrants [Member]
Financial liabilities:
Classification	FVTPL
Financial liabilities	R$ 2,563	R$ 4,464
Contingent consideration on acquisitions [Member]
Financial liabilities:
Classification	FVTPL
Financial liabilities		144,526
Exposure premium - debentures [Member]
Financial liabilities:
Classification	FVTPL
Financial liabilities	R$ 857	1,835
Deferred consideration on acquisitions [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 254,383	87,551
Loans and financing [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 3,776	5,289
Debentures [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 45,780	51,197
Related Parties [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 9,739	R$ 9,867